Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Risks and Uncertainties	RISKS AND UNCERTAINTIES
COVID-19 Pandemic

The COVID-19 pandemic has severely impacted global economic activity, including electricity and energy consumption, and caused significant volatility and negative pressure in financial markets. The global impact of the outbreak has been rapidly evolving and many countries, including the U.S., have reacted by instituting quarantines, mandating business and school closures and social distancing measures as well as restricting travel. The State of Indiana implemented, among other things, stay-at-home and other social distancing measures to slow the spread of the virus, which has impacted energy demand within our service territory, though the stay-at-home restrictions have now been lifted in our service territory. Also, the Executive Order previously issued by the Governor of Indiana prohibiting electric utilities, including us, from discontinuing electric utility service to customers through August 14, 2020 has lapsed. We are taking a variety of measures in response to the spread of COVID-19 to ensure our ability to generate, transmit, distribute and sell electric energy, ensure the health and safety of our employees, contractors, customers and communities and provide essential services to the communities in which we operate. In addition to the impacts to demand within our service territory, we also have incurred and expect to continue to incur expenses relating to COVID-19, including those that relate to events outside of our control.

As the economic impact of the COVID-19 pandemic started to materialize in Indiana in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

Customer class	For the three months ended				For the year ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Residential	1.6%	6.6%	3.9%	2.4%	3.4%
Small commercial and industrial	(1.8)%	(10.3)%	(4.2)%	(5.3)%	(5.2)%
Large commercial and industrial	(2.8)%	(11.0)%	(7.9)%	(5.7)%	(6.9)%

As noted above, we also have incurred and expect to continue to incur expenses relating to COVID-19, however see Note 2, "Regulatory Matters - IURC COVID-19 Orders" for a discussion of regulatory measures which partially mitigate the impact of these expenses. We continued to experience COVID-19 impacts into 2021. The magnitude and duration of the COVID-19 pandemic is unknown at this time and may have material and adverse effects on our results of operations, financial condition and cash flows in future periods.

Subsidiaries [Member]
Entity Information [Line Items]
Risks and Uncertainties	RISKS AND UNCERTAINTIES
COVID-19 Pandemic

The COVID-19 pandemic has severely impacted global economic activity, including electricity and energy consumption, and caused significant volatility and negative pressure in financial markets. The global impact of the outbreak has been rapidly evolving and many countries, including the U.S., have reacted by instituting quarantines, mandating business and school closures and social distancing measures as well as restricting travel. The State of Indiana implemented, among other things, stay-at-home and other social distancing measures to slow the spread of the virus, which has impacted energy demand within our service territory, though the stay-at-home restrictions have now been lifted in our service territory. Also, the Executive Order previously issued by the Governor of Indiana prohibiting electric utilities, including us, from discontinuing electric utility service to customers through August 14, 2020 has lapsed. We are taking a variety of measures in response to the spread of COVID-19 to ensure our ability to generate, transmit, distribute and sell electric energy, ensure the health and safety of our employees, contractors, customers and communities and provide essential services to the communities in which we operate. In addition to the impacts to demand within our service territory, we also have incurred and expect to continue to incur expenses relating to COVID-19, including those that relate to events outside of our control.
As the economic impact of the COVID-19 pandemic started to materialize in Indiana in the second half of March 2020 and continued for the duration of 2020, the COVID-19 pandemic primarily impacted our retail sales demand as shown by the changes in weather-normalized volumes of kWh sold compared to the weather-normalized volumes for the same periods in 2019:

Customer class	For the three months ended				For the year ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	December 31, 2020
Residential	1.6%	6.6%	3.9%	2.4%	3.4%
Small commercial and industrial	(1.8)%	(10.3)%	(4.2)%	(5.3)%	(5.2)%
Large commercial and industrial	(2.8)%	(11.0)%	(7.9)%	(5.7)%	(6.9)%

As noted above, we also have incurred and expect to continue to incur expenses relating to COVID-19, however see Note 2, "Regulatory Matters - IURC COVID-19 Orders" for a discussion of regulatory measures which partially mitigate the impact of these expenses. We continued to experience COVID-19 impacts into 2021. The magnitude and duration of the COVID-19 pandemic is unknown at this time and may have material and adverse effects on our results of operations, financial condition and cash flows in future periods.